Adjusting items (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Summary of adjusting items within profit from operations	In summary, in the six months ended 30 June 2026, the Group incurred £1,160 million (30 June 2025: £325 million) of adjusting items within profit from operations:

		Six months ended 30 June
		2026	2025
		£m	£m
(a)	Restructuring	370	13
(b)	Amortisation and impairment of trademarks and similar intangibles	796	804
(b)	Impairment of goodwill	—	72
(c)	Credit in respect of Romania's other taxes	(2)	(22)
(c)	Credit in respect of settlement of historical litigations with ITG brands	(149)	—
(c)	Other adjusting items (including Engle)	171	30
(c)	Charges in connection with disposal of subsidiaries	12	—
(d)	Credit in respect of the Canada Approved Plans	(38)	(575)
	Charges in connection with disposal of associate	—	3
	Total adjusting items included in profit from operations	1,160	325